Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,414	¥ 1,507	¥ 4,243	¥ 4,384
Interest cost	174	151	520	438
Expected return on plan assets	(607)	(713)	(1,820)	(2,083)
Amortization of prior service credit	(44)	(210)	(133)	(615)
Amortization of net actuarial loss	330	288	990	865
Amortization of transition obligation	0	0	0	0
Net periodic pension cost	1,267	1,023	3,800	2,989
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	814	883	2,440	2,649
Interest cost	420	426	1,247	1,275
Expected return on plan assets	(904)	(1,101)	(2,677)	(3,242)
Amortization of prior service credit	(75)	(39)	(222)	(115)
Amortization of net actuarial loss	71	113	208	368
Amortization of transition obligation	0	0	1	2
Net periodic pension cost	¥ 326	¥ 282	¥ 997	¥ 937